Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares	Sep. 30, 2024	Feb. 28, 2024	Dec. 31, 2023
Equity [Abstract]
Stock options outstanding	3,325		52,393	[1]
Restricted stock units outstanding	5,692		9,612	[1]
Warrants outstanding	3,222,446	850,000	1,148,269	[1]
Common stock available for future equity awards or issuance of options	456,707		523,716	[1]
Number of common shares reserved	3,688,170		1,733,990

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.